IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2024
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

In 2022, as a result of the loss of a dryer, an impairment provision was made for ThU.S.$ 10,500 in Valdivia mill in Chile, which was recognized into impairment provisions of individual assets for which reversals were made in 2023, leaving a balance of ThU.S.$ 3,639 as of December 31, 2024.

At the end of 2022, considering the current projections of future margins, exchange differences and the sustained increasing risk in the Argentine Republic, and applying the usual procedures for determining impairment in accordance with IFRS, in the subsidiary Arauco Argentina, an impairment was recorded in the cash generating unit for the manufacture of celulose pulp, which to date is ThU.S.$ 126,921. (ThU.S.$ 127,260 as of December 31, 2023).

The assumptions included in this projection consider a discount rate of 22.07%, sales volume based on expected production data, sales prices based on the projection of international consultants and future investments of the machinery in its current state.

On September 12, 2023, the decision to suspend the manufacturing pulp process at the Licancel mill (Chile) was informed. In 2023, an impairment provision was recognized for a total of ThU.S.$ 61,039, which includes Property, plant and equipment and Inventory of spare parts. As of December 31, 2024, the impairment provision for Licancel mill remains.

In the second quarter of 2023, an impairment provision of ThU.S.$ 6,037 was recognized corresponding to the closure of the Aserraderos Horcones II in Chile, which is part of the wood product segment, due to supply issues, rising costs and decreased availability of raw materials.

In 2024, an impairment provision of ThU.S.$ 7,272 was recognized corresponding to the indefinite suspension
of operations of the Aserradero El Colorado in Chile, which is part of the wood product segment.

In the second half of 2024, an impairment provision of ThU.S.$ 2,027 was recognized corresponding to Properties, plant and equipment associated with Line MDF1 of the Trupán-Cholguán complex, which is part of the wood product segment, it is developing a project to modernize and renovate parts of the existing MDF1 Line, as well as the incorporation of new processes and equipment for the manufacture of OSB (Oriented Strand Board) products.

In 2024, an impairment provision was recognized for the MDP line at the Pien mill in Brazil for ThU.S.$ 7,226, an amount that includes ThU.S.$ 1,359 for impairment of the associated goodwill mentioned later in this note.

As of December 31, 2024, impairment provisions associated with sales and recoveries from property, plant and equipment of United States subsidiary were reversed for a total of   ThU.S.$ 13,816 (ThU.S.$ 7,113 as of December 31, 2023).

All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2024	12-31-2023
Changes in CGUs impairment provision	ThU.S.$	ThU.S.$
Opening balance	401,527	324,350
Impairment loss recognized in profit or loss	15,684	80,146
Reversal of impairment loss recognized in profit or loss	(38,087)	(7,899)
Increase (decrease) in foreign exchange	(13,620)	4,930
Closing balance	365,504	401,527

Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2024	12-31-2023
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	31,933	33,324
Impairment loss recognized in profit or loss	2,840	8,600
Reverse of impairment recognized loss in profit or loss	(2,493)	(10,197)
Increase (decrease) in foreign exchange	(702)	206
Closing balance	31,578	31,933

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is
ThU.S.$ 51,325 (ThU.S.$ 55,891 on December 31, 2023), as shown below:

	12-31-2024	12-31-2023
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,554	40,726
Arauco do Brasil S.A. (Pien mill)	10,039	14,433
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	51,325	55,891

	12-31-2024	12-31-2023
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	55,891	54,800
Impairment	(1,359)	-
Increase (decrease) in foreign exchange	(3,207)	1,091
Closing balance	51,325	55,891

Of the total of goodwill, ThU.S.$ 40,554 (ThU.S.$ 40,726 as of December 31, 2023) were generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$ 242,502 for the 100% interest ownership. The remaining balance of ThU.S.$ 732 corresponds to the acquisition of Prime-Line Inc., on September 1, 2019, for which Arauco North America Inc, a subsidiary of Arauco Canada Ltd. paid ThU.S.$ 18,880 for all the shares of said company.

The recoverable amount for Flakeboard’s cash generating unit was determined in the annual closing based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 7-year term, a period time, which is considered to represent the cyclicality of the business performance, applying a nominal discount rate of 7,5% (7% as of December 31, 2023), which reflects current market assessments for the wood products segment in North America.

Due to the investment in panel plant in Pien, Brazil, as of December 31, 2024, there is a goodwill balance of ThU.S.$ 10,039, associated with the cash-generating unit of the MDF line. As of December 31, 2023, there was a goodwill balance of ThU.S.$ 14,433, associated with the cash-generating units of MDF and MDP lines.

The recoverable amount for the group of cash-generating units of the Pien mill was determined in the annual closing based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term based on the operational plan approved by the Administration, applying a 7.4% nominal discount rate that reflects current evaluations for the panel segment in Brazil.

As of December 31, 2024 and 2023, the carrying value recognized in the financial statements of Arauco Canada Ltd. and Arauco Do Brasil S.A. for the group of cash-generating units did not exceed their recoverable value, except for ThU.S.$ 1,359 of impairment of goodwill and ThU.S.$ 5,867 of impairment of assets associated exclusively with the MDP line of cash-generating unit of the Pien mill.